UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: January 17, 2015 to February 18, 2015

Commission File Number of issuing entity: 333-195164-01

WFRBS Commercial Mortgage Trust 2014-C22

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-195164

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, N.A.
NCB, FSB
C-III Commercial Mortgage LLC
The Royal Bank of Scotland plc
RBS Financial Products Inc.
Basis Real Estate Capital II, LLC
Liberty Island Group I LLC
Rialto Mortgage Finance, LLC
Walker & Dunlop Commercial Property Funding I WF, LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3936323

38-3936324

38-3936325

38-7120279

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
A‑S			X
B			X
C			X
D			X
E			X
F			X
G			X
R			X
V			X
X‑A			X
X‑B			X
X‑C			X
X‑D			X
X‑E			X
X‑Y			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On February 18, 2015 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C22.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2014-C22 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from January 17, 2015 to February 18, 2015, and there is no repurchase activity to report for that period.

The Depositor filed its most recent Form ABS-15G on February 13, 2015. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association (“Wells Fargo”), one of the sponsors, most recently filed a Form ABS-15G on February 13, 2015. The Central Index Key number for Wells Fargo is 0000740906.

NCB, FSB (“NCB”), one of the sponsors, most recently filed a Form ABS-15G on February 17, 2015. The Central Index Key number for NCB is 0001577313.

C-III Commercial Mortgage LLC (“C-III”), one of the sponsors, most recently filed a Form ABS-15G on January 16, 2015. The Central Index Key number for C-III is 0001541214.

The Royal Bank of Scotland plc (“RBS plc”), one of the sponsors, most recently filed a Form ABS-15G on February 10, 2015. The Central Index Key number for RBS plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors, most recently filed a Form ABS-15G on February 17, 2015. The Central Index Key number for RBSFP is 0001541615.

Basis Real Estate Capital II, LLC (“Basis”), one of the sponsors, most recently filed a Form ABS-15G on February 12, 2015. The Central Index Key number for Basis is 0001542105.

Liberty Island Group I LLC (“LIG I”), one of the sponsors, most recently filed a Form ABS-15G on February 12, 2015. The Central Index Key number for LIG I is 0001555501.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors, most recently filed a Form ABS-15G on February 6, 2015. The Central Index Key number for Rialto is 0001592182.

Walker & Dunlop Commercial Property Funding I WF, LLC (“Walker”), one of the sponsors, most recently filed a Form ABS-15G on February 6, 2015. The Central Index Key number for Walker is 0001617874.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities ("RMBS") trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.  On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice.  That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York against Wells Fargo Bank, N.A., alleging claims against the bank in its capacity as trustee for  274 residential mortgage backed securities ("RMBS") trusts (the “Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs.  The Complaint against Wells Fargo Bank, N.A. alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief.  Other cases alleging similar causes of action have been filed against Wells Fargo Bank, N.A. and other trustees by RMBS investors in these and other transactions. There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank, N.A. denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 6. Significant Obligors of Pool Assets.

The Bank of America Plaza Mortgage Loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on September 30, 2014. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $28,261,673.00 a year-to-date figure for the period of January 1, 2014 through September 30, 2014.

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C22, relating to the February 18, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: March 4, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C22, relating to the February 18, 2015 distribution.